CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
ASSETS
Cash	$ 2,175,119	$ 1,200,676	$ 1,200,676	$ 1,655
Receivables	0	106,666	106,666	86,136
Inventories	53,947	0
Prepaid expenses	145,560	7,929	7,929	0
Total current assets	2,374,626	1,315,271	1,315,271	87,791
Property and equipment, net of accumulated depreciation	811,350	735,220	735,220	617,924
TOTAL ASSETS	3,185,976	2,050,491	2,050,491	705,715
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	181,387	21,099	21,099	204,176
Accounts payable to related parties	0	6,782	6,782	0
Accrued liabilities	98,783	112,909	112,909	0
Convertible debt, net of unamortized discounts of $0 and $239,847	0	175,153	175,153	0
Convertible debt to related parties	200,000	200,000	200,000	0
Total current liabilities	480,170	515,943	515,943	204,176
Stockholders' equity:
Common stock, Value	78,916	70,299	70,299	2,564,000
Additional paid-in capital	4,054,796	1,734,170	1,734,170	(2,028,950)
Subscription note receivable	(140,000)	0
Deficit accumulated during the development stage	(1,359,210)	(596,731)	(596,731)	(35,118)
Accumulated other comprehensive (loss) income	(224,436)	28,312	28,312	1,067
Total Petrosonic Energy, Inc. stockholders equity	2,410,066	1,236,050	1,236,050	501,539
Non-controlling interest	295,740	298,498	298,498	0
Total stockholders' equity	2,705,806	1,534,548	1,534,548	501,539
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,185,976	$ 2,050,491	$ 2,050,491	$ 705,715